Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	PBR
Title of 12(b) Security	Petrobras American Depositary Shares, or ADSs
Security Exchange Name	NYSE
Entity Registrant Name	PETROBRAS - PETROLEO BRASILEIRO SA
Entity Central Index Key	0001119639
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-15106
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Avenida República do Chile
Entity Address, Postal Zip Code	65
Entity Address, Country	BR
Entity Common Stock, Shares Outstanding	7,442,231,382
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Andrea Marques de Almeida
Entity Address, Address Line One	Avenida República do Chile
Entity Address, Postal Zip Code	65